SCHEDULE OF BUSINESS COMBINATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 8,470	$ 5,397	$ 362
Inventories		1,147	19	38
Trade receivables		857	196	244
Financial asset		857	196
Other accounts receivable		434	353	1,260
Intangible asset - patent, net		2,091	2,239	2,356
Property, plant and equipment, net				328
Long term deposit				30
Deferred taxes, net				16
Short term loan and current portion of long term loans		158	358	200
Lease liability		126	21	63
Trade payables		989	541	509
Other accounts payable		1,099	376	1,988
Long term loans		483	666	356
Severance payment, net		167	187	159
Total shareholders' equity		11,514	(2,493)	1,359
Revenues		2,685	1,068	1,384
Cost of revenues		(2,029)	(853)	(783)
General and administrative expenses		(6,494)	(2,365)	(754)
Research and development expenses		(3,222)	(418)	(414)
Marketing and selling		(102)	(108)	(87)
Listing Expense				(1,792)
Financial expenses		(91)	(107)	(109)
Income tax (expense)		142	17	(380)
Cash flows from operating activities		(9,378)	(1,003)	(1,514)
Cash flows from investing activities		(280)	(425)	(30)
Cash flows from financing activities		$ 12,355	$ 7,201	1,835
Elimination of intersegment amounts [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Inventories
Trade receivables
Financial asset				(5,624)
Other accounts receivable
Intangible asset - patent, net
Property, plant and equipment, net
Long term deposit
Deferred taxes, net
Short term loan and current portion of long term loans
Lease liability
Trade payables
Other accounts payable
Long term loans
Severance payment, net
Total shareholders' equity	[1]			(7,190)
Revenues
Cost of revenues
General and administrative expenses
Research and development expenses
Marketing and selling
Listing Expense
Financial expenses
Income tax (expense)
Cash flows from operating activities
Cash flows from investing activities
Cash flows from financing activities
Cust2Mate [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				73
Inventories
Trade receivables
Financial asset
Other accounts receivable				154
Intangible asset - patent, net				15
Property, plant and equipment, net				2
Long term deposit
Deferred taxes, net
Short term loan and current portion of long term loans
Lease liability
Trade payables				38
Other accounts payable
Long term loans				204
Severance payment, net
Total shareholders' equity				2
Revenues				78
Cost of revenues
General and administrative expenses				(10)
Research and development expenses				(195)
Marketing and selling
Listing Expense
Financial expenses
Income tax (expense)
Cash flows from operating activities				(104)
Cash flows from investing activities				(4)
Cash flows from financing activities				170
A2Z [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents				289
Inventories				38
Trade receivables				244
Financial asset				5,624
Other accounts receivable				1,106
Intangible asset - patent, net				2,341
Property, plant and equipment, net				326
Long term deposit				30
Deferred taxes, net				16
Short term loan and current portion of long term loans				200
Lease liability				63
Trade payables				471
Other accounts payable				422
Long term loans				152
Severance payment, net				159
Total shareholders' equity				8,547
Revenues				1,306
Cost of revenues				(783)
General and administrative expenses				(744)
Research and development expenses				(219)
Marketing and selling				(87)
Listing Expense				(1,792)
Financial expenses				(109)
Income tax (expense)				(380)
Cash flows from operating activities				(1,410)
Cash flows from investing activities				(26)
Cash flows from financing activities				$ 1,665

[1]	Including consideration paid of $1,566 which was recorded on November 16, 2020.